Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 91.9%
U.S. Treasury Bill, 3.64%, 4/16/2026
(a)
(Cost $5,491,748) ........................................................... $ 5,500,000 $ 5,491,702
Shares
Money Market Funds – 7.9%
DWS Government Money Market Series Institutional, 3.60%
(b)
(Cost $474,659) ............................................................. 474,659 474,659
Total Investments – 99.8%
(Cost $5,966,407) ........................................................................... $ 5,966,361
Other Assets in Excess of Liabilities – 0.2% ......................................................... 11,954
Net Assets – 100.0% .......................................................................... $ 5,978,315
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ............................................................................... 91.9%
Money Market Funds ............................................................................. 7.9%
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%